Investment Strategy - Morgan Dempsey Large Cap Value ETF	May 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the second paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus is replaced with the following:
Strategy Narrative [Text Block]	Step 1: First, the Sub-Adviser screens all publicly traded stocks, excluding business development companies, listed on a U.S. exchange to identify companies with a market capitalization of at least $3 billion and a valuation profile that is attractive. After the completion of the screening process, the Investment Universe will generally consist of approximately 700-900 companies.